Document and Entity Information	Apr. 14, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 14, 2026
Entity Registrant Name	Corteva, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38710
Entity Tax Identification Number	82-4979096
Entity Address Address Line 1	9330 Zionsville Road
Entity Address City Or Town	Indianapolis
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46268
City Area Code	833
Local Phone Number	267-8382
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CTVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001755672
Other Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	974 Centre Road
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19805